Stockholders’ Equity and Share-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock available for future grants	1,143,730
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding	505,192	336,328
Unrecognized compensation cost	$ 277,000
Weighted average vesting period	3 months 3 days
N 2020 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock for reserved for Issuance	1,661,966